Note 3 - Revenue Information - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Total revenue	$ 396,827	$ 331,037	$ 250,991
Customer group 1 [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	168,428	148,481	128,650
Customer group 2 [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	34,976	29,418	18,494
United States 1 [member]
Statement Line Items [Line Items]
Total revenue	203,056	172,288	144,570
Singapore 1 [member]
Statement Line Items [Line Items]
Total revenue	41,181	28,876	24,440
Russia 1 [member]
Statement Line Items [Line Items]
Total revenue	34,976	20,288	16,156
Other geographical areas [member]
Statement Line Items [Line Items]
Total revenue	117,614	109,584	65,824
Advertising 1 [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	230,980	187,434	123,910
Search [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	162,168	140,162	121,961
Technology licensing and other [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	$ 3,679	$ 3,441	$ 5,119